8. SUBORDINATED DEBT: Schedule of Subordinated Debt Interest Rates (Tables)	12 Months Ended
Dec. 31, 2019
Tables/Schedules
Schedule of Subordinated Debt Interest Rates

Weighted Average Interest Rate at End of Year			Weighted Average Interest Rate During Year
2019	2018	2017	2019	2018	2017

2.96%	2.70%	2.67%	2.81%	2.66%	2.65%